Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease
Schedule of supplemental balance sheet

	As of December 31,
	2022	2023
	RMB	RMB
Assets
Operating lease right-of-use assets	1,932,000	1,712,580
Liabilities
Current
Operating lease liabilities	319,598	295,721
Non-current
Operating lease liabilities	1,805,402	1,583,178
Total lease liabilities	2,125,000	1,878,899

Summary of lease cost

	Years ended December 31,
	2022	2023
	RMB	RMB	Account Classification
Operating lease cost	362,689	362,462	Hotel operating costs, Other operating costs, General and administrative expenses
Variable lease cost(1)	(20,684)	6,332	Hotel operating costs, Other operating costs
Sublease income	(9,019)	(13,742)	Net revenues-Others
Total lease cost	332,986	355,052
(1)The Group was granted RMB27,122 and RMB6,722 in lease concessions from landlords related to the effects of the COVID-19 pandemic during the years ended December 31, 2022 and 2023, respectively. The lease concessions were primarily in the form of rent reduction over the period during which the Group’s hotel business was adversely impacted. The Group applied the interpretive guidance in a FASB staff Q&A document issued in April 2020 and elected: (1) not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and (2) to assume such concession was contemplated as part of the existing lease contract with no contract modification. Such concessions were recognized as negative adjustments to variable lease cost in the period the concession was granted.

Schedule of lease term and discount rate

	Years ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	341,348	402,308
Right-of-use assets obtained in exchange for lease liabilities	—	51,559

	As of December	As of December
	31, 2022	31, 2023
Lease term and discount rate
Weighted-average remaining lease term (years)
Operating leases	7.82	7.42
Weighted-average discount rate
Operating leases	4.39%	4.36%

Summary of future lease payments and lease liabilities

Total
RMB
For the year ending December 31, 2024	369,780
2025	311,439
2026	281,321
2027	272,654
2028	271,791
Thereafter	695,348
Total undiscounted lease payment	2,202,333
Less: imputed interest(a)	(323,434)
Present value of lease liabilities	1,878,899
(a)As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate on January 1, 2022, the date of initial adoption of ASC 842, was used for operating leases that commenced prior to that date.